Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Equity Abstract
Shareholders' Equity
21.	SHAREHOLDERS’ EQUITY
Shares
The authorized share capital consisted of 69,632,000,000 shares at a par value of US$0.000000625 per share, of which 66,000,000,000 shares were designated as Class A ordinary shares, 2,832,000,000 as Class B ordinary shares, and 800,000,000 shares designated as preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by a holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. The number of Class B ordinary shares transferred to Class A ordinary shares were 17,200,000, 17,320,000 and 440,000 during the years ended December 31, 2022, 2023 and 2024, respectively.
On May 13, 2020, the Company announced a share repurchase program (“2020 share repurchase program”) under which the Company proposed to acquire up to an aggregate of US$1.0 billion of its ordinary shares, effective until July 1, 2021 in the open market or through privately negotiated transactions, depending on market conditions and in accordance with applicable rules and regulations. In August 2020, the board of directors approved a change to the 2020 share repurchase program, increasing the repurchase authorization from US$1.0 billion to US$3.0 billion, and in December 2020, the repurchase authorization was further increased from US$3.0 billion to US$4.5 billion, which is effective through December 31, 2022. In February 2023, the board of directors authorized a share repurchase program, under which the Company may repurchase up to US$5.0 billion of its ADSs or shares, effective until December 31, 2025.
The Company repurchased 17,307,400, 42,661,000 and 76,933,844 Class A ordinary shares from the open market with an aggregate purchase price of RMB1.9 billion, RMB4.8 billion and RMB6.4 billion (US$886 million) during the years ended December 31, 2022, 2023 and 2024, respectively, which has been approved by the Company’s board of directors. The repurchased shares were recorded in the treasury stock account.
Treasury stock
The treasury stock account includes 41,182,672 and 83,456,676 ordinary shares repurchased from the open market as of December 31, 2023 and 2024, respectively.
Such treasury stock is reserved for future issuance upon the exercise of the vested share options and the vesting of restricted shares and the remaining are expected to be cancelled in the future. During the year ended December 31, 2024,
34,659,840
ordinary shares had been reissued to employees and directors upon the exercise of share options and vesting of restricted shares. In January 2025, 54,938,160 ordinary shares had been cancelled.
Retained Earnings
In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s PRC subsidiaries is required to allocate at least 10% of its after-tax
profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the Company’s subsidiaries.
In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax
profits as reported in their PRC statutory accounts to
non-distributable
reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least 10% of its after-tax
profits to the statutory surplus fund until such fund has reached 50% of its respective registered capital. Appropriations to the statutory public welfare fund and the discretionary surplus fund are made at the discretion of the Company’s VIEs.
General reserve and statutory surplus funds are restricted to set-off
against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in the form of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	1,567	2,031	278
Unreserved retained earnings	159,673	178,042	24,392

Total retained earnings	161,240	180,073	24,670

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs in which the Company has no legal ownership, totaling RMB48.0 billion and RMB48.1 billion (US$6.6 billion) as of December 31, 2023 and 2024, respectively.
Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and variable interest entities and their subsidiaries to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.
Accumulated Other Comprehensive (Loss) Income
The changes in accumulated other comprehensive (loss) income by component, net of tax, were as follows:

	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale investments	Unrealized gains (losses) on derivatives	Total
	RMB	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2021	(1,007)	850	149	(8)

Cumulative effect of accounting change	13	—	—	13
Other comprehensive (loss) income before reclassification	(764)	(392)	1,266	110

Net current-period other comprehensive (loss) income	(751)	(392)	1,266	123
Other comprehensive income (loss) attribute to noncontrolling interests and redeemable noncontrolling interests	432	(1)	—	431

Balance at December 31, 2022	(1,326)	457	1,415	546

Other comprehensive loss before reclassification	(626)	(188)	(422)	(1,236)
Amounts reclassified from accumulated other comprehensive income	(287)	(13)	—	(300)

Net current-period other comprehensive loss	(913)	(201)	(422)	(1,536)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	88	7	—	95

Balance at December 31, 2023	(2,151)	263	993	(895)

Other comprehensive (loss) income before reclassification	(428)	103	(387)	(712)
Amounts reclassified from accumulated other comprehensive income	(338)	71	—	(267)

Net current-period other comprehensive loss	(766)	174	(387)	(979)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	71	—	—	71

Balance at December 31, 2024	(2,846)	437	606	(1,803)

Balance at December 31, 2024, in US$	(390)	60	83	(247)

The amounts reclassified out of accumulated other comprehensive (loss) income represent realized foreign currency translation adjustments, which mainly arose from the disposal of the Group’s partial interests in Trip and realized gains (losses) on the sales of available-for-sale
investments, which were recorded in “Others, net” in the consolidated statements of comprehensive income. The amounts reclassified were determined on the basis of specific identification. Gains on intracompany foreign currency transactions that are of a long-term-investment nature in the amount of RMB2.1 billion, RMB687 million and RMB530 million (US$81 million) were included in the foreign currency translation adjustments for the years ended December 31, 2022, 2023 and 2024, respectively.
The following table sets forth the tax benefit (expense) allocated to each component of other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains (losses) on available-for-sale investments
Other comprehensive income (loss) before reclassification	28	(13)	(18)	(2)

Net current-year other comprehensive income (loss)	28	(13)	(18)	(2)